CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories:
Ore in stockpiles	$ 250.7	$ 277.4
Ore on leach pads	589.1	498.8
In-process	111.4	108.0
Finished metal	64.0	50.3
Materials and supplies	459.9	448.2
Inventories, subtotal	1,475.1	1,382.7
Long-term portion of ore in stockpiles and ore on leach pads	(323.8)	(309.8)
Total inventories	$ 1,151.3	$ 1,072.9